T. ROWE PRICE Blue Chip Growth Portfolio
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION
SERVICES 26.9%
Entertainment 5.3%
Netflix (1) 81,216 49,570
Roku (1) 10,662 3,341
Sea, ADR (1) 193,023 61,522
Spotify Technology (1) 34,824 7,847
Walt Disney (1) 69,700 11,791
134,071
Interactive Media & Services 21.4%
Alphabet, Class A (1) 15,441 41,282
Alphabet, Class C (1) 81,301 216,692
Facebook, Class A (1) 546,306 185,411
Pinterest, Class A (1) 343,425 17,497
Snap, Class A (1) 704,115 52,013
Tencent Holdings (HKD)  425,600 25,408
538,303
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 42,632 5,447
5,447
Total Communication Services 677,821
CONSUMER
DISCRETIONARY 18.2%
Hotels, Restaurants & Leisure 1.6%
Booking Holdings (1) 5,911 14,032
Chipotle Mexican Grill (1) 10,947 19,896
Starbucks  53,400 5,891
39,819
Internet & Direct Marketing
Retail 12.1%
Alibaba Group Holding, ADR (1) 75,469 11,173
Amazon.com (1) 80,011 262,839
Coupang (1) 140,600 3,916
Delivery Hero (EUR) (1) 28,577 3,645
DoorDash, Class A (1) 108,457 22,340
303,913
Multiline Retail 0.7%
Dollar General  76,662 16,263
16,263
Specialty Retail 2.2%
Carvana (1) 107,420 32,392
Ross Stores  168,829 18,377
TJX  56,806 3,748
54,517
Textiles, Apparel & Luxury
Goods 1.6%
Lululemon Athletica (1) 51,867 20,991
NIKE, Class B  129,026 18,738
39,729
Total Consumer Discretionary 454,241
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 2.7%
Capital Markets 2.3%
Charles Schwab  150,100 10,933
Goldman Sachs Group  67,736 25,606
MSCI  5,024 3,057
S&P Global  40,109 17,042
56,638
Insurance 0.4%
Chubb  37,815 6,560
Marsh & McLennan  28,799 4,361
10,921
Total Financials 67,559
HEALTH CARE 9.6%
Biotechnology 0.0%
Exact Sciences (1) 1,002 96
96
Health Care Equipment &
Supplies 4.2%
Align Technology (1) 6,308 4,198
Danaher  94,735 28,841
DENTSPLY SIRONA  99,395 5,770
Intuitive Surgical (1) 41,045 40,805
Stryker  74,863 19,743
Teleflex  16,737 6,302
105,659
Health Care Providers &
Services 2.7%
HCA Healthcare  86,006 20,875
Humana  18,371 7,149
UnitedHealth Group  104,472 40,822
68,846
Health Care Technology 0.3%
Veeva Systems, Class A (1) 27,056 7,797
7,797
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific  25,050 14,312
14,312
Pharmaceuticals 1.8%
AstraZeneca, ADR  96,909 5,820
Eli Lilly  106,889 24,697
Zoetis  71,225 13,828
44,345
Total Health Care 241,055
INDUSTRIALS & BUSINESS
SERVICES 1.8%
Commercial Services &
Supplies 0.4%
Cintas  7,270 2,768
Copart (1) 47,110 6,535
9,303
Industrial Conglomerates 0.7%
General Electric  71,067 7,322

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Roper Technologies  23,214 10,356
17,678
Professional Services 0.7%
CoStar Group (1) 124,680 10,730
Equifax  13,347 3,382
TransUnion  35,658 4,005
18,117
Total Industrials & Business Services 45,098
INFORMATION
TECHNOLOGY 39.3%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  29,968 4,112
4,112
IT Services 12.0%
Affirm Holdings (1) 119,760 14,267
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $2,803 (1)(2)(3) 499,643 2,693
Fidelity National Information Services  43,141 5,249
Fiserv (1) 180,107 19,542
Global Payments  129,317 20,378
Mastercard, Class A  139,171 48,387
MongoDB (1) 33,101 15,607
PayPal Holdings (1) 209,764 54,583
Shopify, Class A (1) 12,517 16,970
Snowflake, Class A (1) 14,473 4,377
Square, Class A (1) 91,536 21,954
Toast, Class A (1) 10,450 522
Twilio, Class A (1) 12,638 4,032
Visa, Class A  331,362 73,811
302,372
Semiconductors & Semiconductor
Equipment 4.9%
Advanced Micro Devices (1) 227,240 23,383
ASML Holding  28,839 21,488
Marvell Technology  156,675 9,449
Monolithic Power Systems  16,840 8,162
NVIDIA  195,822 40,566
Taiwan Semiconductor Manufacturing,
ADR  72,536 8,099
Texas Instruments  66,921 12,863
124,010
Software 17.6%
Atlassian, Class A (1) 31,072 12,162
Bill.com Holdings (1) 35,294 9,422
Canva, Acquisition Date: 8/16/21,
Cost $704 (1)(2)(3) 413 704
Coupa Software (1) 23,848 5,227
Crowdstrike Holdings, Class A (1) 11,910 2,927
Datadog, Class A (1) 39,400 5,569
DocuSign (1) 52,070 13,404
Fortinet (1) 49,000 14,310
Intuit  95,808 51,689
Microsoft  759,767 214,194
Paycom Software (1) 5,523 2,738
salesforce.com (1) 30,693 8,325
Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow (1) 95,970 59,719
Synopsys (1) 74,004 22,158
Zoom Video Communications, Class
A (1) 69,887 18,275
440,823
Technology Hardware, Storage &
Peripherals 4.6%
Apple  822,681 116,409
116,409
Total Information Technology 987,726
MATERIALS 0.3%
Chemicals 0.3%
Linde  21,020 6,167
Sherwin-Williams  4,399 1,230
Total Materials 7,397
Total Common Stocks (Cost
$1,050,146) 2,480,897
CONVERTIBLE BONDS 0.3%
Rivian Automotive, 0.00%, 7/23/26,
Acquisition Date: 7/23/21,
Cost $7,135 (1)(2)(3) 7,134,691 7,135
Total Convertible Bonds (Cost
$7,135) 7,135
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $5,380 (1)(2)(3) 145,997 10,370
Total Consumer Discretionary 10,370
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742 (1)(2)(3) 4,182 922
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305 (1)(2)(3) 10,456 2,305
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126 (1)(2)(3) 37,063 1,126
Total Information Technology 4,353
Total Convertible Preferred Stocks
(Cost $9,553) 14,723

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve
Fund, 0.05% (4)(5) 14,895,032 14,895
Total Short-Term Investments (Cost
$14,895) 14,895
Total Investments in
Securities 100.3%
(Cost $1,081,729) $ 2,517,650
Other Assets Less Liabilities (0.3)% (6,625)
Net Assets 100.0% $ 2,511,025
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $25,255 and represents 1.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 4
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 4+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 12,423  ¤  ¤ $ 14,895
T. Rowe Price Short-Term Fund, 0.07% 716  ¤  ¤ —
Total $ 14,895^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $4 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $14,895.

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Blue Chip Growth Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,448,447 $ 29,053 $ 3,397 $ 2,480,897
Convertible Bonds — — 7,135 7,135
Convertible Preferred Stocks — — 14,723 14,723
Short-Term Investments 14,895 — — 14,895
Total $ 2,463,342 $ 29,053 $ 25,255 $ 2,517,650

T. ROWE PRICE Blue Chip Growth Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $3,516,000 for the period ended September 30, 2021.
E307-054Q3 09/21
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During Period
Total
Purchases
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 4,347 $ (1,654) $ 704 $ 3,397
Convertible Bonds — — 7,135 7,135
Convertible Preferred Stocks — 5,170 9,553 14,723
Total $ 4,347 $ 3,516 $ 17,392 $ 25,255